Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 7,797	$ 5,146	$ 27,382
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	16	307
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(502)	(10)	(1,850)
Total comprehensive income
Total other comprehensive income	4,248	(1,744)	991
Total other comprehensive income that may be reclassified to the income statement	4,774	(1,417)	2,715
Total other comprehensive income that will not be reclassified to the income statement	(526)	(327)	(1,723)
Total comprehensive income	12,045	3,401	28,374
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	7,767	5,085	27,366
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	5,623	(4,726)	3,762
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(2,262)	2,957	(2,320)
Foreign currency translation differences on foreign operations reclassified to the income statement	(48)	24	58
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	25	(33)	(28)
Income tax relating to foreign currency translations, including the effect of net investment hedges	(5)	24	(17)
Subtotal foreign currency translation, net of tax	3,333	(1,754)	1,456
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	69	1	7
Net realized (gains) / losses reclassified to the income statement from equity	0	0	(3)
Income tax relating to net unrealized gains / (losses)	3	0	0
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	72	1	4
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	464	(1,450)	(323)
Net (gains) / losses reclassified to the income statement from equity	1,134	2,000	1,905
Income tax relating to cash flow hedges	(302)	(69)	(308)
Subtotal cash flow hedges, net of tax	1,295	481	1,275
Cost of hedging
Cost of hedging, before tax	74	(146)	(19)
Income tax relating to cost of hedging	0	0	0
Subtotal cost of hedging, net of tax	74	(146)	(19)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(16)	(307)	110
Income tax relating to defined benefit plans	(28)	45	(70)
Subtotal defined benefit plans, net of tax	(44)	(261)	40
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(502)	(10)	(1,850)
Income tax relating to own credit on financial liabilities designated at fair value	2	(9)	82
Subtotal own credit on financial liabilities designated at fair value, net of tax	(499)	(19)	(1,769)
Total comprehensive income
Total other comprehensive income	4,231	(1,698)	986
Total other comprehensive income that may be reclassified to the income statement	4,774	(1,417)	2,715
Total other comprehensive income that will not be reclassified to the income statement	(543)	(280)	(1,729)
Total comprehensive income	11,998	3,388	28,352
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	30	60	16
Total comprehensive income
Total other comprehensive income	17	(47)	5
Total other comprehensive income that will not be reclassified to the income statement	17	(47)	5
Total comprehensive income	$ 48	$ 13	$ 22